ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 1,016,704	$ 2,036,472
Professional fee and other accrued expenses	830,734	760,769
Funds collected on behalf of employees for exercise of option	724,256
Custodian Bank service fee	219,405	989,714
Accrued expenses and other liabilities, net	$ 2,791,099	$ 3,786,955